Operating Segment Information and Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Summary of Operating Segments
The following is the Company’s operating segment information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
North America Fiber Cement	$1,578.1	$1,493.4	$1,335.0
International Fiber Cement	461.7	411.8	379.4
Other Businesses	14.7	16.4	13.8
Worldwide total	$2,054.5	$1,921.6	$1,728.2

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
North America Fiber Cement[1,8]	$381.9	$343.9	$352.2
International Fiber Cement[1,6,7]	108.4	95.1	77.9
Other Businesses	(8.6)	(6.7)	(8.6)
Research and Development[1]	(27.8)	(25.5)	(23.9)
Segments total	453.9	406.8	397.6
General Corporate[2]	(224.7)	(13.6)	(43.6)
Total operating income	229.2	393.2	354.0
Net interest expense[3]	(29.5)	(27.5)	(25.6)
Loss on early debt extinguishment	(26.1)	—	—
Other income	0.7	1.3	2.1
Worldwide total	$174.3	$367.0	$330.5

	Total Identifiable Assets 31 March
(Millions of US dollars)	2018	2017
North America Fiber Cement	$1,070.7	$917.4
International Fiber Cement	351.6	335.7
Other Businesses	30.1	28.4
Research and Development	7.5	12.3
Segments total	1,459.9	1,293.8
General Corporate [4,5]	891.1	718.9
Worldwide total	$2,351.0	$2,012.7

Summary of Geographical Information
The following is the Company’s geographical information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
North America	$1,592.8	$1,509.9	$1,348.8
Australia	301.1	252.5	228.4
New Zealand	76.8	73.3	61.4
Other Countries	83.8	85.9	89.6
Worldwide total	$2,054.5	$1,921.6	$1,728.2

		Total Identifiable Assets 31 March
(Millions of US dollars)		2018	2017
North America		$1,103.6	$953.1
Australia		242.6	237.0
New Zealand		34.8	31.8
Other Countries		78.9	71.9
Segments total		1,459.9	1,293.8
General Corporate[4,5]		891.1	718.9
Worldwide total		$2,351.0	$2,012.7
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1	Research and development expenditures are expensed as incurred and are summarized by segment in the following table:

	Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
North America Fiber Cement	$6.1	$6.2	$6.6
International Fiber Cement	1.8	1.5	1.2
Research and Development[a]	25.4	22.6	21.7
	$33.3	$30.3	$29.5
a The Research and Development segment also included Selling, general and administrative expenses of US$2.4 million, US$2.9 million and US$2.2 million in fiscal years 2018, 2017 and 2016, respectively.

2
The principal components of General Corporate costs are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense on the Company’s corporate offices. Also included in General Corporate costs are the following:

	Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
Asbestos adjustments	$(156.4)	$40.4	$5.5
AICF SG&A expenses	$(1.9)	$(1.5)	$(1.7)

3
The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. Included in net interest expense is net AICF interest (income) expense of US$(1.9) million, US$1.1 million and US$0.3 million in fiscal years 2018, 2017 and 2016, respectively.

4
The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in General Corporate costs.

5	Asbestos-related assets at 31 March 2018 and 2017 are US$537.7 million and US$573.8 million, respectively, and are included in the General Corporate costs.

6	Included in the International Fiber Cement segment for the year ended 31 March 2016 was a gain on the sale of the Australian Pipes business of US$1.7 million.

7	Included in the International Fiber Cement segment are adjustments to the provision for New Zealand weathertightness claims.

	Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
New Zealand weathertightness claims expense	$—	$—	$(0.5)

Summary of Gross Sales by Major Customers
The following is net sales generated by this customer, which is from the North America Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2018		2017		2016
Customer A	$246.9	12.0%	$226.0	10.3%	$197.0	10.1%